LOANS PAYABLE (Tables)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF LOANS PAYABLE

As at	September 30, 2023	December 31, 2022
Opening balance	$86,571	$93,317
Fair value adjustment	-	(4,891)
Repayment of loans payable	(5,060)	(6,746)
Accretion expense	3,893	4,891
Ending balance	$85,404	$86,571

Which consists of:

	September 30, 2023	December 31, 2022
Current loans payable	$85,404	$81,512
Non-current loans payable	-	5,059
Ending balance	$85,404	$86,571

SCHEDULE OF LOANS

	Start Date	Maturity Date	Rate	Carrying Value September 30, 2023	Carrying Value December 31, 2022
CEBA	2020-05-19	2023-12-31	0%	$39,329	$37,383
CEBA	2021-04-23	2023-12-31	0%	39,329	37,383
Vehicle loan	2019-08-30	2024-09-11	6.99%	6,746	11,805
Total				$85,404	$86,571